Equity Incentive Plan Share-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Shares Outstanding	7,179,636	7,266,185	7,266,185
Number of Shares Granted	1,553,723	100,000	100,000	248,567
Number of Shares Canceled / forfeited	(630,399)		(34,416)
Number of Shares Exercised	(638,315)		(152,133)
Number of Shares Outstanding	7,464,645		7,179,636	7,266,185
Number of Shares Options Exercisable	5,512,393		6,195,889
Number of Shares Options vested or expected to vest	7,062,928		6,984,130
Weighted Average Exercise Price Outstanding	$ 1.98	$ 1.92	$ 1.92
Weighted Average Exercise Price Granted	4.04		7.08
Weighted Average Exercise Price Cancelled / forfeited	3.64		4.10
Weighted Average Exercise Price Exercised	2.02		1.76
Weighted Average Exercise Price Outstanding	2.27		1.98	$ 1.92
Weighted Average Exercise Price Options Exercisable	1.60		1.64
Weighted Average Exercise Price Options Vested or Expected to Vest	$ 2.16		$ 1.92
Weighted Average Remaining Contractual Term (in years) Outstanding			5 years 21 days	5 years 10 months 20 days
Weighted Average Remaining Contractual Term (in years) Options Exercisable	4 years 2 months 12 days		4 years 7 months 6 days
Weighted Average Remaining Contractual Term (in years) Options Vested or Expected to Vest	5 years 3 months 18 days		4 years 11 months 23 days
Aggregate Intrinsic Value Outstanding	$ 12,855		$ 20,799	$ 33,909
Aggregate Intrinsic Value Options Exercised	1,623		715
Aggregate Intrinsic Value Options Exercisable	12,835		19,767
Aggregate Intrinsic Value Options Vested or Expected to Vest	$ 12,701		$ 20,603